Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 25, 2019
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Mar. 25, 2019
Document Effective Date	Mar. 25, 2019
Prospectus Date	Aug. 28, 2018
AllianzGI Income & Growth Fund | Class A
Prospectus:
Trading Symbol	AZNAX
AllianzGI Income & Growth Fund | Class C
Prospectus:
Trading Symbol	AZNCX
AllianzGI Income & Growth Fund | Institutional Class
Prospectus:
Trading Symbol	AZNIX
AllianzGI Income & Growth Fund | P
Prospectus:
Trading Symbol	AIGPX
AllianzGI Income & Growth Fund | R
Prospectus:
Trading Symbol	AIGRX
AllianzGI Income & Growth Fund | Class T
Prospectus:
Trading Symbol	AZNTX